                                                                            2001


Nationwide(R) Variable Account - 10
June 30, 2001


[THE BEST OF AMERICA LOGO]

                                                             SEMI-ANNUAL REPORT






                                                       [NATIONWIDE LOGO]



                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio





APO-4740-6/01
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                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220




                                    [PHOTO]




                              PRESIDENT'S MESSAGE


On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide Variable Account-10.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.


                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                                August 14, 2001

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                                       4
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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-10. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-377-7701 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 32. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 29, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-10

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2001
                                   (UNAUDITED)

ASSETS:
      Investments at fair value:
      American Century Variable Portfolios, Inc. -
      American Century VP Income & Growth (ACVPIncGr)
        12,670 shares (cost $94,279) .........................................................................    $  85,904

      American Century Variable Portfolios, Inc. -
      American Century VP International (ACVPIntl)
        16,620 shares (cost $162,815) ........................................................................      123,484

      American Century Variable Portfolios, Inc. - American Century VP Value (ACVPValue)
         689 shares (cost $4,865) ............................................................................        4,868

      Credit Suisse Warburg Pincus Trust - Value Portfolio (WPValue)
         352 shares (cost $4,340) ............................................................................        4,618

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         4,043 shares (cost $154,510) ........................................................................      119,671

      Dreyfus Stock Index Fund (DryStkIx)
         8,935 shares (cost $300,459) ........................................................................      281,447

      Dreyfus Investment Portfolios - European Equity Portfolio (DryEuroEq)
         637 shares (cost $9,322) ............................................................................        7,583

      Dreyfus NSAT Mid Cap Index Fund (NSATMidCap)
         2,880 shares (cost $38,074) .........................................................................       39,164

      Dreyfus Variable Investment Fund - Appreciation Portfolio (DryVApp)
         1,161 shares (cost $45,540) .........................................................................       42,340

      Federated Insurance Series - Federated Quality Bond Fund II (FedQualBd)
         11,006 shares (cost $114,812) .......................................................................      119,090

      Federated NSAT - Equity Income Fund (NSATEqInc)
         703 shares (cost $8,166) ............................................................................        7,637

      Federated NSAT - High Income Bond Fund (NSATHiIncBd)
         1,828 shares (cost $14,765) .........................................................................       14,018

      Fidelity Variable Insurance Products Fund - Equity-Income Portfolio (FidVEqInS)
         2,990 shares (cost $72,332) .........................................................................       70,717

      Fidelity Variable Insurance Products Fund - Growth Portfolio (FidVGrS)
         5,845 shares (cost $258,163) ........................................................................      214,861

      Fidelity Variable Insurance Products Fund - High Income Portfolio (FidVHiInS)
         1,844 shares (cost $16,193) .........................................................................       12,390

      Fidelity Variable Insurance Products Fund - Overseas Portfolio (FidVOvSeS)
         2,606 shares (cost $50,313) .........................................................................       40,527

      Fidelity Variable Insurance Products Fund II - Contrafund Portfolio (FidVConS)
         4,660 shares (cost $111,009) ........................................................................       95,993


      Fidelity Variable Insurance Products Fund III -
      Growth Opportunities Portfolio (FidVGrOpS)
        1,856 shares (cost $34,428) ..........................................................................       29,903

      Gartmore NSAT - Emerging Markets Fund (NSATEmmMGM)
         1,159 shares (cost $10,224) .........................................................................        8,831

      Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
         827 shares (cost $5,383) ............................................................................        4,311

      J.P. Morgan NSAT - Balanced Fund (NSATBal)
         3,725 shares (cost $37,221) .........................................................................       36,168

      Janus Aspen Series - Capital Appreciation Portfolio (JanACapApS)
         8,294 shares (cost $232,802) ........................................................................      188,941

      Janus Aspen Series - Global Technology Portfolio (JanAGlTchsS)
         19,816 shares (cost $152,245) .......................................................................       95,515

      Janus Aspen Series - International Growth Portfolio (JanAIntGrS)
         3,609 shares (cost $117,243) ........................................................................       92,895

      MAS NSAT - Multi Sector Bond Fund (NSATMSecBd)
         2,496 shares (cost $23,215) .........................................................................       22,662

      Nationwide Separate Account Trust - Capital Appreciation Fund (NSATCapAp)
         4,963 shares (cost $86,500) .........................................................................       57,327

      Nationwide Separate Account Trust - Global 50 Fund (NSATGlob50)
         733 shares (cost $8,100) ............................................................................        7,236

      Nationwide Separate Account Trust - Government Bond Fund (NSATGvtBd)
         17,440 shares (cost $198,680) .......................................................................      199,338

      Nationwide Separate Account Trust - Money Market Fund (NSATMMkt)
         512,626 shares (cost $512,626) ......................................................................      512,626

      Nationwide Separate Account Trust - Small Cap Growth Fund (NSATSmCapG)
         3,092 shares (cost $50,602) .........................................................................       47,679

      Nationwide Separate Account Trust - Small Cap Value Fund (NSATSmCapV)
         8,263 shares (cost $86,424) .........................................................................       94,197

      Nationwide Separate Account Trust - Small Company Fund (NSATSmCo)
         5,472 shares (cost $116,004) ........................................................................      107,861

      Nationwide Separate Account Trust - Strategic Value Fund (NSATStrVal)
         429 shares (cost $4,292) ............................................................................        4,268

      Nationwide Separate Account Trust - Total Return Fund (NSATTotRtn)
         11,536 shares (cost $149,094) .......................................................................      123,206

      Neuberger Berman Advisers Management Trust - Guardian Portfolio (NBAMTGuard)
         583 shares (cost $9,183) ............................................................................        8,806

      Neuberger Berman Advisers Management Trust -
      Mid-Cap Growth Portfolio (NBAMTMCGr)
        4,672 shares (cost $100,773) .........................................................................       90,956

      Neuberger Berman Advisers Management Trust - Partners Portfolio (NBAMTPart)
         1,132 shares (cost $17,999) .........................................................................       17,472

      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         3,037 shares (cost $221,640) ........................................................................      131,370


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY CONTINUED



      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         4,448 shares (cost $209,910) ........................................................................      177,034

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         3,630 shares (cost $104,127) ........................................................................       86,358

      Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
         10,890 shares (cost $242,453) .......................................................................      216,501

      Strong NSAT - Mid Cap Growth Fund (NSATStrGro)
         3,839 shares (cost $63,297) .........................................................................       55,052

      Strong Opportunity Fund II, Inc. (StOpp2)
         3,920 shares (cost $99,100) .........................................................................       93,876

      Turner NSAT - Growth Focus Fund (NSATGFocTU)
         1,285 shares (cost $5,998) ..........................................................................        5,591

      The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
         456 shares (cost $3,338) ............................................................................        3,305

      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
         2,149 shares (cost $24,767) .........................................................................       26,730

      Van Eck Worldwide Insurance Trust -
      Worldwide Emerging Markets Fund (VEWwEmgMkt)
        104 shares (cost $962) ...............................................................................          855

      Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund (VEWwHrdAst)
         2,844 shares (cost $32,309) .........................................................................       32,792
                                                                                                                -----------
            Total investments ................................................................................    3,863,974

   Accounts receivable                                                                                                  388
                                                                                                                -----------
            Total assets .....................................................................................    3,864,362

ACCOUNTS PAYABLE..............................................................................................         -999
                                                                                                                -----------
CONTRACT OWNERS' EQUITY (NOTE 4) .............................................................................  $ 3,864,362
                                                                                                                ===========



See accompanying notes to financial

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30,2001
(UNAUDITED)


                                                                 Total                            ACVPIncGr
                                                     ---------------------------          ------------------------
                                                         2001             2000              2001           2000
                                                     -----------      ----------          ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $    43,571           4,069             723               -
  Mortality and expense risk charges (note 2) ...        (27,215)         (1,761)           (588)            (15)
                                                     -----------        --------          ------            ----
    Net investment income .......................         16,356           2,308             135             (15)
                                                     -----------        --------          ------            ----

  Proceeds from mutual funds shares sold ........      2,398,141         457,663             574              16
  Cost of mutual fund shares sold ...............     (2,503,043)       (451,602)           (679)            (16)
                                                     -----------        --------          ------            ----
    Realized gain (loss) on investments .........       (104,902)          6,061            (105)              -
  Change in unrealized gain (loss)
    on investments ..............................       (293,663)         (8,028)         (4,043)           (233)
                                                     -----------        --------          ------            ----
    Net gain (loss) on investments ..............       (398,565)         (1,967)         (4,148)           (233)
                                                     -----------        --------          ------            ----
  Reinvested capital gains ......................         86,496           2,591               -               -
                                                     -----------        --------          ------            ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $  (295,713)          2,932          (4,013)           (248)
                                                     ===========        ========          ======            ====



                                                                ACVPIntl                           ACVPValue
                                                     ---------------------------          ------------------------
                                                         2001            2000                2001           2000
                                                     -----------      ----------          ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            105               1               -               -
  Mortality and expense risk charges (note 2) ...           (874)            (32)             (8)              -
                                                     -----------        --------          ------            ----
    Net investment income .......................           (769)            (31)             (8)              -
                                                     -----------        --------          ------            ----

  Proceeds from mutual funds shares sold ........          7,981              32               7               -
  Cost of mutual fund shares sold ...............         (9,432)            (33)             (7)              -
                                                     -----------        --------          ------            ----
    Realized gain (loss) on investments .........         (1,451)             (1)              -               -
  Change in unrealized gain (loss)
    on investments ..............................        (38,899)         (1,105)              3               -
                                                     -----------        --------          ------            ----
    Net gain (loss) on investments ..............        (40,350)         (1,106)              3               -
                                                     -----------        --------          ------            ----
  Reinvested capital gains ......................         11,566              18               -               -
                                                     -----------        --------          ------            ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (29,553)         (1,119)             (5)              -
                                                     ===========        ========          ======            ====



                                                            WPValue                DrySRGr
                                                     ---------------------  ---------------------
                                                       2001         2000      2001         2000
                                                     ---------   ---------  ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $     -           -          16           -
  Mortality and expense risk charges (note 2) ...        (32)         (5)       (840)        (26)
                                                     -------        ----     -------         ---
    Net investment income .......................        (32)         (5)       (824)        (26)
                                                     -------        ----     -------         ---

  Proceeds from mutual funds shares sold ........         33           6         752          25
  Cost of mutual fund shares sold ...............        (31)         (6)       (973)        (24)
                                                     -------        ----     -------         ---
    Realized gain (loss) on investments .........          2           -        (221)          1
  Change in unrealized gain (loss)
    on investments ..............................        146        (248)    (17,497)        485
                                                     -------        ----     -------         ---
    Net gain (loss) on investments ..............        148        (248)    (17,718)        486
                                                     -------        ----     -------         ---
  Reinvested capital gains ......................          -           -           -           -
                                                     -------        ----     -------         ---
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $   116        (253)    (18,542)        460
                                                     =======        ====     =======         ===


                                                            DryStkIx              DryEuroEq
                                                     ---------------------  ---------------------
                                                       2001         2000      2001         2000
                                                     ---------   ---------  ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................         1,296          65           9           -
  Mortality and expense risk charges (note 2) ...     (1,537)        (50)        (53)          -
                                                     -------        ----      ------         ---
    Net investment income .......................       (241)         15         (44)          -
                                                     -------        ----      ------         ---

  Proceeds from mutual funds shares sold ........      4,792          49          53           -
  Cost of mutual fund shares sold ...............     (5,568)        (47)        (59)          -
                                                     -------        ----      ------         ---
    Realized gain (loss) on investments .........       (776)          2          (6)          -
  Change in unrealized gain (loss)
    on investments ..............................     (9,584)       (259)     (1,862)          -
                                                     -------        ----      ------         ---
    Net gain (loss) on investments ..............    (10,360)       (257)     (1,868)          -
                                                     -------        ----      ------         ---
  Reinvested capital gains ......................         41          10           -           -
                                                     -------        ----      ------         ---
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    (10,560)       (232)     (1,912)          -
                                                     =======        ====     =======         ===



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30,2001
(UNAUDITED)

                                                        NSATMidCap             DryVApp            FedQualBd           NSATEqInc
                                                     ----------------      ---------------      --------------      --------------
                                                      2001      2000        2001     2000        2001    2000        2001    2000
                                                     -------    -----      ------    -----      -----    -----      -----    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $   104        -           6        -      2,899        -         49        -
  Mortality and expense risk charges (note 2) ...       (185)       -        (304)       -       (804)       -        (48)       -
                                                     -------    -----      ------    -----      -----    -----      -----    -----
    Net investment income .......................        (81)       -        (298)       -      2,095        -          1        -
                                                     -------    -----      ------    -----      -----    -----      -----    -----

  Proceeds from mutual funds shares sold ........        182        -       2,130        -     10,392        -         48        -
  Cost of mutual fund shares sold ...............       (192)       -      (2,306)       -     (9,919)       -        (52)       -
                                                     -------    -----      ------    -----      -----    -----      -----    -----
    Realized gain (loss) on investments .........        (10)       -        (176)       -        473        -         (4)       -
  Change in unrealized gain (loss)
    on investments ..............................      1,090        -      (2,634)       -        332        -       (541)       -
                                                     -------    -----      ------    -----      -----    -----      -----    -----
    Net gain (loss) on investments ..............      1,080        -      (2,810)       -        805        -       (545)       -
                                                     -------    -----      ------    -----      -----    -----      -----    -----
  Reinvested capital gains ......................          -        -      -    -        -        299        -          -        -
                                                     -------    -----      ------    -----      -----    -----      -----    -----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $   999        -      (3,108)       -      3,199        -       (544)       -
                                                     =======    =====      ======    =====      =====    =====      =====    =====


                                                       NSATHiIncBd            FidVEqInS             FidVGrS            FidVHiInS
                                                   -----------------     -----------------    ------------------     --------------
                                                     2001       2000      2001       2000      2001         2000      2001     2000
                                                   --------    -----     ------      -----    -------      -----     ------    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $    688        -        857          -          -          8      1,232       -
  Mortality and expense risk charges (note 2) ...       (97)       -       (439)         -     (1,354)      (121)       (79)     (5)
                                                   --------    -----     ------      -----    -------      -----     ------    ----
    Net investment income .......................       591        -        418          -     (1,354)      (113)     1,153      (5)
                                                   --------    -----     ------      -----    -------      -----     ------    ----

  Proceeds from mutual funds shares sold ........    20,320        -        398          1     13,914      3,746         78       6
  Cost of mutual fund shares sold ...............   (20,827)       -       (403)        (1)   (18,301)    (4,410)      (106)     (6)
                                                   --------    -----     ------      -----    -------      -----     ------    ----
    Realized gain (loss) on investments .........      (507)       -         (5)         -     (4,387)      (664)       (28)      -
  Change in unrealized gain (loss)
    on investments ..............................      (335)       -     (3,946)       (22)   (24,450)       486     (3,061)     67
                                                   --------    -----     ------      -----    -------      -----     ------    ----
    Net gain (loss) on investments ..............      (842)       -     (3,951)       (22)   (28,837)      (178)    (3,089)     67
                                                   --------    -----     ------      -----    -------      -----     ------    ----
  Reinvested capital gains ......................         -        -      2,527          -     11,144        900          -       -
                                                   --------    -----     ------      -----    -------      -----     ------    ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $   (251)       -     (1,006)       (22)   (19,047)       609     (1,936)     62
                                                   ========    =====     ======      =====    =======      =====     ======    ====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS,CONTINUED
SIX MONTH PERIOD ENDED JUNE 30,2001
(UNAUDITED)

                                                       FidVOvSeS            FidVConS           FidVGrOpS          NSATEmmMGM
                                                   -----------------    ----------------    ----------------    ---------------
                                                     2001       2000     2001       2000     2001       2000     2001     2000
                                                   -------      ----    ------      ----    ------      ----    ------   ------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $ 1,564        14       651        18        75         -        45        -
  Mortality and expense risk charges (note 2) ...     (270)      (15)     (659)      (50)     (211)       (8)      (51)       -
                                                   -------      ----    ------      ----    ------      ----    ------   ------
    Net investment income .......................    1,294        (1)       (8)      (32)     (136)       (8)       (6)       -
                                                   -------      ----    ------      ----    ------      ----    ------   ------

  Proceeds from mutual funds shares sold ........      277     1,950       629     9,710       210         9        51        -
  Cost of mutual fund shares sold ...............     (406)   (2,217)     (749)  (11,105)     (270)       (9)      (59)       -
                                                   -------      ----    ------      ----    ------      ----    ------   ------
    Realized gain (loss) on investments .........     (129)     (267)     (120)   (1,395)      (60)        -        (8)       -
  Change in unrealized gain (loss)
    on investments ..............................   (7,914)     (164)  (12,175)      (72)   (2,797)      133    (1,393)       -
                                                   -------      ----    ------      ----    ------      ----    ------   ------
    Net gain (loss) on investments ..............   (8,043)     (431)  (12,295)   (1,467)   (2,857)      133    (1,401)       -
                                                   -------      ----    ------      ----    ------      ----    ------   ------
  Reinvested capital gains ......................    2,498        93     2,606       652         -         -         -        -
                                                   -------      ----    ------      ----    ------      ----    ------   ------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $(4,251)     (339)   (9,697)     (847)   (2,993)      125    (1,407)       -
                                                   =======      ====    ======      ====    ======      ====    ======   ======





                                                       NSATGTecGM             NSATBal           JanACapApS           JanAGlTchsS
                                                    ----------------      ---------------    ------------------    --------------
                                                      2001     2000       2001       2000     2001       2000       2001     2000
                                                    -------    -----      ----      -----    -------    -------    -------   ----
INVESTMENT ACTIVITY:
  Reinvested dividends .................            $     -        -       416         28      1,236          9        591       -
  Mortality and expense risk charges (note 2) ...       (26)       -      (206)        (5)    (1,387)       (33)      (897)     (5)
                                                    -------    -----      ----      -----    -------    -------    -------    ----
    Net investment income .......................       (26)       -       210         23       (151)       (24)      (306)     (5)
                                                    -------    -----      ----      -----    -------    -------    -------    ----

  Proceeds from mutual funds shares sold ........        26        -       203          6     17,760     11,395     39,824       5
  Cost of mutual fund shares sold ...............       (33)       -      (221)        (6)   (21,731)   (10,837)   (61,079)     (5)
                                                    -------    -----      ----      -----    -------    -------    -------    ----
    Realized gain (loss) on investments .........        (7)       -       (18)         -     (3,971)       558    (21,255)      -
  Change in unrealized gain (loss)
    on investments ..............................    (1,072)       -      (859)        14    (25,343)       315    (14,604)    117
                                                    -------    -----      ----      -----    -------    -------    -------    ----
    Net gain (loss) on investments ..............    (1,079)       -      (877)        14    (29,314)       873    (35,859)    117
                                                    -------    -----      ----      -----    -------    -------    -------    ----
  Reinvested capital gains ......................         -        -         -          -          -          -          -       -
                                                    -------    -----      ----      -----    -------    -------    -------    ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(1,105)       -      (667)        37    (29,465)       849    (36,165)    112
                                                    =======    =====      ====      =====    =======    =======    =======    ====


                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30,2001
(UNAUDITED)

                                                         JanAIntGrS             NSATMSecBd         NSATCapAp           NSATGlob50
                                                    --------------------        -----------    -----------------     -------------
                                                      2001         2000         2001   2000     2001        2000     2001     2000
                                                    --------      ------        ----   ----    -------      ----     ----     ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    503           -         665      -          -         2       80       12
  Mortality and expense risk charges (note 2) ...       (653)        (15)       (145)     -       (366)       (2)     (39)      (4)
                                                    --------      ------        ----   ----    -------      ----     ----     ----
    Net investment income .......................       (150)        (15)        520      -       (366)        -       41        8
                                                    --------      ------        ----   ----    -------      ----     ----     ----

  Proceeds from mutual funds shares sold ........      4,595      23,889         144      -        334         3       39        5
  Cost of mutual fund shares sold ...............     (5,958)    (22,318)       (140)     -       (665)       (3)     (52)      (5)
                                                    --------      ------        ----   ----    -------      ----     ----     ----
    Realized gain (loss) on investments .........     (1,363)      1,571           4      -       (331)        -      (13)       -
  Change in unrealized gain (loss)
    on investments ..............................    (15,017)         28        (646)     -    (14,266)      110     (708)      37
                                                    --------      ------        ----   ----    -------      ----     ----     ----
    Net gain (loss) on investments ..............    (16,380)      1,599        (642)     -    (14,597)      110     (721)      37
                                                    --------      ------        ----   ----    -------      ----     ----     ----
  Reinvested capital gains ......................          -           -           -      -          -         -        -        -
                                                    --------      ------        ----   ----    -------      ----     ----     ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(16,530)      1,584        (122)     -    (14,963)      110     (680)      45
                                                    ========      ======        ====   ====    =======      ====     ====     ====


                                                         NSATGvtBd             NSATMMkt              NSATSmCapG       NSATSmCapV
                                                    -----------------   ----------------------      ------------     -------------
                                                        2001     2000      2001         2000         2001   2000      2001    2000
                                                    ---------- ------   ----------    --------      ------ -----     ------   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    4,928      -       19,051       3,880           -     -          -      -
  Mortality and expense risk charges (note 2) ...       (1,177)     -       (5,514)       (951)       (322)    -       (547)    (8)
                                                    ----------   ----   ----------    --------      ------   ---     ------   ----
    Net investment income .......................        3,751      -       13,537       2,929        (322)    -       (547)    (8)
                                                    ----------   ----   ----------    --------      ------   ---     ------   ----

  Proceeds from mutual funds shares sold ........        3,068      -    2,067,821     339,279      32,394     -     47,720      8
  Cost of mutual fund shares sold ...............       (2,956)     -   (2,067,821)   (339,279)    (33,831)    -    (46,423)    (8)
                                                    ----------   ----   ----------    --------      ------   ---     ------   ----
    Realized gain (loss) on investments .........          112      -            -           -      (1,437)    -      1,297      -
  Change in unrealized gain (loss)
    on investments ..............................       (2,327)     -            -           1          50     -     13,023    (21)
                                                    ----------   ----   ----------    --------      ------   ---     ------   ----
    Net gain (loss) on investments ..............       (2,215)     -            -           1      (1,387)    -     14,320    (21)
                                                    ----------   ----   ----------    --------      ------   ---     ------   ----
  Reinvested capital gains ......................            -      -            -           -           -     -          -      -
                                                    ----------   ----   ----------    --------      ------   ---     ------   ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    1,536      -       13,537       2,930      (1,709)    -     13,773    (29)
                                                    ==========   ====   ==========    ========      ======   ===     ======   ====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30,2001
(UNAUDITED)

                                                         NSATSmCo            NSATStrVal            NSATTotRtn         NBAMTGuard
                                                    ------------------     ----------------     ---------------     --------------
                                                      2001       2000      2001       2000       2001     2000      2001      2000
                                                    -------     ------     -----      -----     ------    -----     -----     ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   109          1        14         11        490        1        23        -
  Mortality and expense risk charges (note 2) ...      (597)       (13)      (30)        (5)      (824)       -       (43)     (16)
                                                    -------     ------     -----      -----     ------    -----     -----     ----
    Net investment income .......................      (488)       (12)      (16)         6       (334)       1       (20)     (16)
                                                    -------     ------     -----      -----     ------    -----     -----     ----

  Proceeds from mutual funds shares sold ........       566         14        30          6     18,678        1        44       16
  Cost of mutual fund shares sold ...............      (681)       (15)      (30)        (6)   (31,901)      (1)      (42)     (15)
                                                    -------     ------     -----      -----     ------    -----     -----     ----
    Realized gain (loss) on investments .........      (115)        (1)        -          -    (13,223)       -         2        1

  Change in unrealized gain (loss)
    on investments ..............................      (850)      (305)      (34)      (330)     4,084       (8)     (432)     121
                                                    -------     ------     -----      -----     ------    -----     -----     ----
    Net gain (loss) on investments ..............      (965)      (306)      (34)    (9,139)        (8)    (430)      122
                                                    -------     ------     -----      -----     ------    -----     -----     ----
  Reinvested capital gains ......................         -          -         -          -          -        -       334        -
                                                    -------     ------     -----      -----     ------    -----     -----     ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(1,453)      (318)      (50)      (324)    (9,473)      (7)     (116)     106
                                                    =======     ======     =====      =====     ======    =====     =====     ====



                                                          NBAMTMCGr                NBAMTPart
                                                    --------------------       -----------------
                                                      2001         2000        2001        2000
                                                    --------      ------       -----       -----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      -           -          66           -
  Mortality and expense risk charges (note 2) ...       (541)         (9)       (121)          -
                                                    --------      ------       -----       -----
    Net investment income .......................       (541)         (9)        (55)          -
                                                    --------      ------       -----       -----

  Proceeds from mutual funds shares sold ........     20,538          10         121           -
  Cost of mutual fund shares sold ...............    (25,963)        (11)       (125)          -
                                                    --------      ------       -----       -----
    Realized gain (loss) on investments .........     (5,425)         (1)         (4)          -
  Change in unrealized gain (loss)
    on investments ..............................     (5,078)        366        (775)          -
                                                    --------      ------       -----       -----
    Net gain (loss) on investments ..............    (10,503)        365        (779)          -
                                                    --------      ------       -----       -----
  Reinvested capital gains ......................          -           -         623           -
                                                    --------      ------       -----       -----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(11,044)        356        (211)          -
                                                    ========      ======       =====       =====



                                                         OppAggGrVA               OppCapApVA
                                                    --------------------     -------------------
                                                      2001        2000         2001        2000
                                                    --------     -------     -------     -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      1,713           -       1,118           7
  Mortality and expense risk charges (note 2) ...     (1,138)        (81)     (1,214)        (63)
                                                    --------     -------     -------     -------
    Net investment income .......................        575         (81)        (96)        (56)
                                                    --------     -------     -------     -------

  Proceeds from mutual funds shares sold ........     37,063      43,348       5,359      11,182
  Cost of mutual fund shares sold ...............    (86,325)    (40,254)     (6,269)    (10,661)
                                                    --------     -------     -------     -------
    Realized gain (loss) on investments .........    (49,262)      3,094        (910)        521
  Change in unrealized gain (loss)
    on investments ..............................    (35,721)     (2,674)    (25,749)        299
                                                    --------     -------     -------     -------
    Net gain (loss) on investments ..............    (84,983)        420     (26,659)        820
                                                    --------     -------     -------     -------
  Reinvested capital gains ......................     26,736         398      16,773         361
                                                    --------     -------     -------     -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    (57,672)        737      (9,982)      1,125
                                                    ========     =======     =======     =======



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30,2001
(UNAUDITED)

                                                       OppGlSecVA       OppMGrInVA            NSATStrGro               StOpp2
                                                    ---------------   ---------------      ------------------      --------------
                                                      2001     2000    2001      2000       2001       2000         2001     2000
                                                    --------   ----   -------    ----      ------      ------      ------    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    612      -     1,188      12           -           -          81       -
  Mortality and expense risk charges (note 2) ...       (303)     -    (1,434)    (43)       (288)       (169)       (547)     (8)
                                                    --------   ----   -------    ----      ------      ------      ------    ----
    Net investment income .......................        309      -      (246)    (31)       (288)       (169)       (466)     (8)
                                                    --------   ----   -------    ----      ------      ------      ------    ----

  Proceeds from mutual funds shares sold ........      2,911      -     1,353      42         284      12,891       1,445       9
  Cost of mutual fund shares sold ...............     (3,757)     -    (1,601)    (42)       (363)    (10,249)     (1,564)     (9)
                                                    --------   ----   -------    ----      ------      ------      ------    ----
    Realized gain (loss) on investments .........       (846)     -      (248)      -         (79)      2,642        (119)      -
  Change in unrealized gain (loss)
    on investments ..............................    (17,114)     -   (13,087)    (49)     (5,794)     (5,106)     (2,100)      2
                                                    --------   ----   -------    ----      ------      ------      ------    ----
    Net gain (loss) on investments ..............    (17,960)     -   (13,335)    (49)     (5,873)     (2,464)     (2,219)      2
                                                    --------   ----   -------    ----      ------      ------      ------    ----
  Reinvested capital gains ......................     11,349      -         -     159           -           -           -       -
                                                    --------   ----   -------    ----      ------      ------      ------    ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (6,302)     -   (13,581)     79      (6,161)     (2,633)     (2,685)     (6)
                                                    ========   ====   =======    ====      ======      ======      ======    ====


                                                        NSATGFocTU         MSUEmMkt          MSUURealE           VEWwEmgMkt
                                                     ----------------    -------------     --------------      --------------
                                                      2001       2000    2001     2000      2001     2000      2001      2000
                                                     -------     ----    ----     ----     -----     ----      ----      ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $     -        -       -        -         -        -         -         -
  Mortality and expense risk charges (note 2) ...        (15)       -     (22)       -      (144)       -        (7)       (4)
                                                     -------     ----    ----     ----     -----     ----      ----      ----
    Net investment income .......................        (15)       -     (22)       -      (144)       -        (7)       (4)
                                                     -------     ----    ----     ----     -----     ----      ----      ----

  Proceeds from mutual funds shares sold ........         15        -      22        -     2,198        -    30,530         4
  Cost of mutual fund shares sold ...............        (15)       -     (24)       -    (2,049)       -   (30,859)       (4)
                                                     -------     ----    ----     ----     -----     ----      ----      ----
    Realized gain (loss) on investments .........          -        -      (2)       -       149        -      (329)        -
  Change in unrealized gain (loss)
    on investments ..............................       (407)       -     152        -     1,823        -       289       (13)
                                                     -------     ----    ----     ----     -----     ----      ----      ----
    Net gain (loss) on investments ..............       (407)       -     150        -     1,972        -       (40)      (13)
                                                     -------     ----    ----     ----     -----     ----      ----      ----
  Reinvested capital gains ......................          -        -       -        -         -        -         -         -
                                                     -------     ----    ----     ----     -----     ----      ----      ----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $  (422)       -     128        -     1,828        -       (47)      (17)
                                                     =======     ====    ====     ====     =====     ====      ====      ====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, CONTINUED SIX MONTH
PERIOD ENDED JUNE 30,2001
(UNAUDITED)

                                                          VEWwHrdAst
                                                       -----------------
                                                        2001       2000
                                                       -------     -----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $   368         -
  Mortality and expense risk charges (note 2) ...         (235)        -
                                                       -------     -----
    Net investment income .......................          133         -
                                                       -------     -----

  Proceeds from mutual funds shares sold ........          235         -
  Cost of mutual fund shares sold ...............         (226)        -
                                                       -------     -----
    Realized gain (loss) on investments .........            9         -
  Change in unrealized gain (loss)
    on investments ..............................       (1,541)        -
                                                       -------     -----
    Net gain (loss) on investments ..............       (1,532)        -
                                                       -------     -----
  Reinvested capital gains ......................            -         -
                                                       -------     -----
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $(1,399)        -
                                                       =======     =====


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                                     Total                 ACVPIncGr               ACVPIntl            ACVPValue
                                          -----------------------      ------------------     -------------------     -----------
                                              2001          2000        2001        2000        2001        2000       2001   2000
                                          -----------     -------      ------       -----     -------      ------     -----  ----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    16,356       2,308         135         (15)       (769)        (31)       (8)    -
  Realized gain (loss) on investments .      (104,902)      6,061        (105)          -      (1,451)         (1)        -     -
  Change in unrealized gain (loss)
    on investments ....................      (293,663)     (8,028)     (4,043)       (233)    (38,899)     (1,105)        3     -
  Reinvested capital gains ............        86,496       2,591           -           -      11,566          18         -     -
                                          -----------     -------      ------       -----     -------      ------     -----  ----
    Net increase (decrease) in contract
       owners'equity resulting from
       operations .....................      (295,713)      2,932      (4,013)       (248)    (29,553)     (1,119)       (5)    -
                                          -----------     -------      ------       -----     -------      ------     -----  ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     1,420,860     836,341       1,995           1           -          42         1     -
  Transfers between funds .............             -           -       7,702       4,417      38,239      15,544     4,872     -
  Surrenders ..........................      (789,275)    (28,245)         (4)          -        (151)          -        (6)    -
                                          -----------     -------      ------       -----     -------      ------     -----  ----
       Net equity transactions ........       631,585     808,096       9,693       4,418      38,088      15,586     4,867     -
                                          -----------     -------      ------       -----     -------      ------     -----  ----

NET CHANGE IN CONTRACT OWNERS'EQUITY ..       335,872     811,028       5,680       4,170       8,535      14,467     4,862     -
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................     3,528,490      60,586      80,220           -     114,947           -         -     -
                                          -----------     -------      ------       -----     -------      ------     -----  ----
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 3,864,362     871,614      85,900       4,170     123,482      14,467     4,862     -
                                          ===========     =======      ======       =====     =======      ======     =====  ====


CHANGES IN UNITS:
  Beginning units .....................       340,844       6,004       8,026           -       9,575           -         -     -
                                          -----------     -------      ------       -----     -------      ------     -----  ----
  Units purchased .....................       327,324     114,060         972         384       3,397       1,059       398     -
  Units redeemed ......................      (260,854)    (39,822)          -           -           -           -         -     -
                                          -----------     -------      ------       -----     -------      ------     -----  ----
  Ending units ........................       407,314      80,242       8,998         384      12,972       1,059       398     -
                                          ===========     =======      ======       =====     =======      ======     =====  ====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                                 WPValue                 DrySRGr                DryStkIx              DryEuroEq
                                          --------------------     -------------------     -------------------       -------------
                                            2001         2000       2001         2000        2001        2000         2001   2000
                                          --------       -----     -------      ------     -------      ------       -----   -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (32)         (5)       (824)        (26)       (241)         15         (44)      -
  Realized gain (loss) on investments .          2           -        (221)          1        (776)          2          (6)      -
  Change in unrealized gain (loss)
    on investments ....................        146        (248)    (17,497)        485      (9,584)       (259)     (1,862)      -
  Reinvested capital gains ............          -           -           -           -          41          10           -       -
                                          --------       -----     -------      ------     -------      ------       -----   -----
    Net increase (decrease) in contract
       owners'equity resulting from
       operations .....................        116        (253)    (18,542)        460     (10,560)       (232)     (1,912)      -
                                          --------       -----     -------      ------     -------      ------       -----   -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          -           -           -           1       4,348           3         251       -
  Transfers between funds .............          -       4,310      33,015      16,484     162,645      19,044       4,092       -
  Surrenders ..........................          -           -        (869)          -           -           -        (253)      -
                                          --------       -----     -------      ------     -------      ------       -----   -----
       Net equity transactions ........          -       4,310      32,146      16,485     166,993      19,047       4,090       -
                                          --------       -----     -------      ------     -------      ------       -----   -----

NET CHANGE IN CONTRACT OWNERS'EQUITY ..        116       4,057      13,604      16,945     156,433      18,815       2,178       -
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................      4,498           -     106,061           -     125,002           -       5,404       -
                                          --------       -----     -------      ------     -------      ------       -----   -----
CONTRACT OWNERS' EQUITY END OF PERIOD..   $  4,614       4,057     119,665      16,945     281,435      18,815       7,582       -
                                          ========       =====     =======      ======     =======      ======       =====   =====


CHANGES IN UNITS:
  Beginning units .....................        419           -      10,077           -      12,219           -         436       -
                                          --------       -----     -------      ------     -------      ------       -----   -----
  Units purchased .....................          -         419       3,255       1,387      17,518       1,666         338       -
  Units redeemed ......................          -           -           -           -           -           -           -       -
                                          --------       -----     -------      ------     -------      ------       -----   -----
  Ending units ........................        419         419      13,332       1,387      29,737       1,666         774       -
                                          ========       =====     =======      ======     =======      ======       =====   =====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,
CONTINUED SIX MONTH PERIODS
ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                             NSATMidCap           DryVApp               FedQualBd            NSATEqInc
                                          ----------------     --------------       -----------------      -------------
                                            2001      2000      2001     2000         2001      2000       2001    2000
                                          --------   -----     ------   -----       -------     -----      -----   -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (81)      -       (298)      -         2,095         -          1       -
  Realized gain (loss) on investments .        (10)      -       (176)      -           473         -         (4)      -
  Change in unrealized gain (loss)
    on investments ....................      1,090       -     (2,634)      -           332         -       (541)      -
  Reinvested capital gains ............          -       -          -       -           299         -          -       -
                                          --------   -----     ------   -----       -------     -----      -----   -----
    Net increase (decrease) in contract
       owners'equity resulting from
       operations .....................        999       -     (3,108)      -         3,199         -       (544)      -
                                          --------   -----     ------   -----       -------     -----      -----   -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          -       -          7       -            44         -          -       -
  Transfers between funds .............     38,423       -      8,570       -         6,601         -      3,269       -
  Surrenders ..........................       (253)      -          2       -             -         -         (1)      -
                                          --------   -----     ------   -----       -------     -----      -----   -----
       Net equity transactions ........     38,170       -      8,579       -         6,645         -      3,268       -
                                          --------   -----     ------   -----       -------     -----      -----   -----

NET CHANGE IN CONTRACT OWNERS'EQUITY ..     39,169       -      5,471       -         9,844         -      2,724       -
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................          -       -     36,864       -       109,246         -      4,911       -
                                          --------   -----     ------   -----       -------     -----      -----   -----
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 39,169       -     42,335       -       119,090         -      7,635       -
                                          ========   =====     ======   =====       =======     =====      =====   =====


CHANGES IN UNITS:
  Beginning units .....................          -       -      3,423       -        10,066         -        489       -
                                          --------   -----     ------   -----       -------     -----      -----   -----
  Units purchased .....................      2,950       -        800       -           590         -        350       -
  Units redeemed ......................          -       -          -       -             -         -          -       -
                                          --------   -----     ------   -----       -------     -----      -----   -----
  Ending units ........................      2,950       -      4,223       -        10,656         -        839       -
                                          ========   =====     ======   =====       =======     =====      =====   =====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                            NSATHiIncBd            FidVEqInS              FidVGrS                  FidVHiInS
                                          ---------------     ------------------     -------------------      ------------------
                                            2001    2000       2001        2000        2001        2000        2001        2000
                                          --------  -----     ------       -----     -------      ------      ------       -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    591      -        418           -      (1,354)       (113)      1,153          (5)
  Realized gain (loss) on investments .       (507)     -         (5)          -      (4,387)       (664)        (28)          -
  Change in unrealized gain (loss)
    on investments ....................       (335)     -     (3,946)        (22)    (24,450)        486      (3,061)         67
  Reinvested capital gains ............          -      -      2,527           -      11,144         900           -           -
                                          --------  -----     ------       -----     -------      ------      ------       -----
    Net increase (decrease) in contract
       owners'equity resulting from
       operations .....................       (251)     -     (1,006)        (22)    (19,047)        609      (1,936)         62
                                          --------  -----     ------       -----     -------      ------      ------       -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          -      -      3,611         502       2,166          37           1           -
  Transfers between funds .............     10,024      -     23,139           -     101,584      46,633      10,788       4,313
  Surrenders ..........................        (31)     -         (8)          -          (8)          -          (2)          -
                                          --------  -----     ------       -----     -------      ------      ------       -----
       Net equity transactions ........      9,993      -     26,742         502     103,742      46,670      10,787       4,313
                                          --------  -----     ------       -----     -------      ------      ------       -----

NET CHANGE IN CONTRACT OWNERS'EQUITY ..      9,742      -     25,736         480      84,695      47,279       8,851       4,375
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................      4,275      -     44,971           -     130,153           -       3,537           -
                                          --------  -----     ------       -----     -------      ------      ------       -----
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 14,017      -     70,707         480     214,848      47,279      12,388       4,375
                                          ========  =====     ======       =====     =======      ======      ======       =====


CHANGES IN UNITS:
  Beginning units .....................        461      -      4,066           -      12,108           -         447           -
                                          --------  -----     ------       -----     -------      ------      ------       -----
  Units purchased .....................      2,342      -      2,436          48      10,174       3,697       1,252         447
  Units redeemed ......................     (1,314)     -          -           -           -           -           -           -
                                          --------  -----     ------       -----     -------      ------      ------       -----
  Ending units ........................      1,489      -      6,502          48      22,282       3,697       1,699         447
                                          ========  =====     ======       =====     =======      ======      ======       =====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)


                                                FidVOvSeS                 FidVConS              FidVGrOpS              NSATEmmMGM
                                          --------------------      ------------------      ------------------       -------------
                                            2001          2000       2001        2000        2001        2000        2001    2000
                                          --------       -----      ------      ------      ------       -----       -----   -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $  1,294          (1)         (8)        (32)       (136)         (8)         (6)      -
  Realized gain (loss) on investments .       (129)       (267)       (120)     (1,395)        (60)          -          (8)      -
  Change in unrealized gain (loss)
    on investments ....................     (7,914)       (164)    (12,175)        (72)     (2,797)        133      (1,393)      -
  Reinvested capital gains ............      2,498          93       2,606         652           -           -           -       -
                                          --------       -----      ------      ------      ------       -----       -----   -----
    Net increase (decrease) in contract
       owners'equity resulting from
       operations .....................     (4,251)       (339)     (9,697)       (847)     (2,993)        125      (1,407)      -
                                          --------       -----      ------      ------      ------       -----       -----   -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          -          20           -         486           1           -         220       -
  Transfers between funds .............     11,469       4,116      33,327      13,641       4,072       3,043      10,017       -
  Surrenders ..........................       (617)          -        (105)          -           -           -           -       -
                                          --------       -----      ------      ------      ------       -----       -----   -----
       Net equity transactions ........     10,852       4,136      33,222      14,127       4,073       3,043      10,237       -
                                          --------       -----      ------      ------      ------       -----       -----   -----

NET CHANGE IN CONTRACT OWNERS'EQUITY ..      6,601       3,797      23,525      13,280       1,080       3,168       8,830       -
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................     33,922           -      72,455           -      28,822           -           -       -
                                          --------       -----      ------      ------      ------       -----       -----   -----
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 40,523       3,797      95,980      13,280      29,902       3,168       8,830       -
                                          ========       =====      ======      ======      ======       =====       =====   =====


CHANGES IN UNITS:
  Beginning units .....................      3,434           -       6,693           -       3,324           -           -       -
                                          --------       -----      ------      ------      ------       -----       -----   -----
  Units purchased .....................      1,233         412       3,228       1,553         483         312       1,004       -
  Units redeemed ......................          -         (87)          -        (401)          -           -           -       -
                                          --------       -----      ------      ------      ------       -----       -----   -----
  Ending units ........................      4,667         325       9,921       1,152       3,807         312       1,004       -
                                          ========       =====      ======      ======      ======       =====       =====   =====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                             NSATGTecGM             NSATBal             JanACapApS              JanAGlTchsS
                                          ----------------    ------------------    -------------------     -------------------
                                            2001     2000      2001        2000      2001         2000        2001        2000
                                          --------   -----    ------       -----    -------      ------     -------       -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (26)      -       210          23       (151)        (24)       (306)         (5)
  Realized gain (loss) on investments .         (7)      -       (18)          -     (3,971)        558     (21,255)          -
  Change in unrealized gain (loss)
    on investments ....................     (1,072)      -      (859)         14    (25,343)        315     (14,604)        117
  Reinvested capital gains ............          -       -         -           -          -           -           -           -
                                          --------   -----    ------       -----    -------      ------     -------       -----
    Net increase (decrease) in contract
       owners'equity resulting from
       operations .....................     (1,105)      -      (667)         37    (29,465)        849     (36,165)        112
                                          --------   -----    ------       -----    -------      ------     -------       -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        138       -         -           1     13,649           1      20,087         503
  Transfers between funds .............      5,278       -    32,797       4,314     91,164      21,296      29,173       1,935
  Surrenders ..........................         (1)      -      (157)          -    (17,137)          -     (26,724)          -
                                          --------   -----    ------       -----    -------      ------     -------       -----
       Net equity transactions ........      5,415       -    32,640       4,315     87,676      21,297      22,536       2,438
                                          --------   -----    ------       -----    -------      ------     -------       -----

NET CHANGE IN CONTRACT OWNERS'EQUITY ..      4,310       -    31,973       4,352     58,211      22,146     (13,629)      2,550
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................          -       -     4,194           -    145,539           -     128,924           -
                                          --------   -----    ------       -----    -------      ------     -------       -----
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $  4,310       -    36,167       4,352    203,750      22,146     115,295       2,550
                                          ========   =====    ======       =====    =======      ======     =======       =====


CHANGES IN UNITS:
  Beginning units .....................          -       -       424           -     17,900           -      19,841           -
                                          --------   -----    ------       -----    -------      ------     -------       -----
  Units purchased .....................      1,021       -     3,320         424     11,307       2,302       4,288          54
  Units redeemed ......................          -       -         -           -          -           -           -           -
                                          --------   -----    ------       -----    -------      ------     -------       -----
  Ending units ........................      1,021       -     3,744         424     29,207       2,302      24,129          54
                                          ========   =====    ======       =====    =======      ======     =======       =====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)


                                                JanAIntGrS           NSATMSecBd          NSATCapAp            NSATGlob50
                                          --------------------      -------------   ------------------      -----------------
                                            2001         2000        2001    2000    2001         2000      2001        2000
                                          --------     -------      ------  -----   ------       -----      -----       -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (150)        (15)        520      -     (366)          -         41           8
  Realized gain (loss) on investments .     (1,363)      1,571           4      -     (331)          -        (13)          -
  Change in unrealized gain (loss)
    on investments ....................    (15,017)         28        (646)     -  (14,266)        110       (708)         37
  Reinvested capital gains ............          -           -           -      -        -           -          -           -
                                          --------     -------      ------  -----   ------       -----      -----       -----
    Net increase (decrease) in contract
       owners'equity resulting from
       operations .....................    (16,530)      1,584        (122)     -  (14,963)        110       (680)         45
                                          --------     -------      ------  -----   ------       -----      -----       -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      1,732         499          25      -    2,686           -          -           -
  Transfers between funds .............     45,921      (1,556)     10,193      -   35,111         998      6,538       1,529
  Surrenders ..........................     (2,344)          -          (3)     -        -           -         (5)          -
                                          --------     -------      ------  -----   ------       -----      -----       -----
       Net equity transactions ........     45,309      (1,057)     10,215      -   37,797         998      6,533       1,529
                                          --------     -------      ------  -----   ------       -----      -----       -----

NET CHANGE IN CONTRACT OWNERS'EQUITY ..     28,779         527      10,093      -   22,834       1,108      5,853       1,574
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................     66,098           -      12,565      -   34,486           -      1,379           -
                                          --------     -------      ------  -----   ------       -----      -----       -----
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 94,877         527      22,658      -   57,320       1,108      7,232       1,574
                                          ========     =======      ======  =====   ======       =====      =====       =====


CHANGES IN UNITS:
  Beginning units .....................      8,093           -       1,182      -    4,555           -        140           -
                                          --------     -------      ------  -----   ------       -----      -----       -----
  Units purchased .....................      5,756         253         948      -    5,136         106        723         140
  Units redeemed ......................          -           -           -      -        -           -          -           -
                                          --------     -------      ------  -----   ------       -----      -----       -----
  Ending units ........................     13,849         253       2,130      -    9,691         106        863         140
                                          ========     =======      ======  =====   ======       =====      =====       =====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                               NSATGvtBd                NSATMMkt                NSATSmCapG          NSATSmCapV
                                          ------------------    -----------------------        -------------     -----------------
                                             2001      2000       2001           2000           2001    2000      2001       2000
                                          ----------   -----    ---------       -------        ------   ----     ------      -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    3,751       -       13,537         2,929          (322)     -       (547)        (8)
  Realized gain (loss) on investments .          112       -            -             -        (1,437)     -      1,297          -
  Change in unrealized gain (loss)
    on investments ....................       (2,327)      -            -             1)           50      -     13,023        (21
  Reinvested capital gains ............            -       -            -             -             -      -          -          -
                                          ----------   -----    ---------       -------        ------   ----     ------      -----
    Net increase (decrease) in contract
       owners'equity resulting from
       operations .....................        1,536       -       13,537         2,930        (1,709)     -     13,773        (29)
                                          ----------   -----    ---------       -------        ------   ----     ------      -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        7,016       -    1,346,949       833,661         5,233      -        731         82
  Transfers between funds .............       89,602       -   (1,366,194)     (269,835)       32,124      -     44,464      4,418
  Surrenders ..........................       (5,307)      -     (722,823)      (28,245)       (6,935)     -          -          -
                                          ----------   -----    ---------       -------        ------   ----     ------      -----
       Net equity transactions ........       91,311       -     (742,068)      535,581        30,422      -     45,195      4,500
                                          ----------   -----    ---------       -------        ------   ----     ------      -----

NET CHANGE IN CONTRACT OWNERS'EQUITY ..       92,847       -     (728,531)      538,511        28,713      -     58,968      4,471
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................      106,478       -    1,241,485        60,586        25,556      -     35,227          -
                                          ----------   -----    ---------       -------        ------   ----     ------      -----
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $  199,325       -      512,954       599,097        54,269      -     94,195      4,471
                                          ==========   =====    =========       =======        ======   ====     ======      =====


CHANGES IN UNITS:
  Beginning units .....................        9,659       -      117,676         6,004         1,875      -      2,891          -
                                          ----------   -----    ---------       -------        ------   ----     ------      -----
  Units purchased .....................        8,118       -      186,956        89,397         2,348      -      3,050        365
  Units redeemed ......................            -       -     (256,776)      (37,252)            -      -          -          -
                                          ----------   -----    ---------       -------        ------   ----     ------      -----
  Ending units ........................       17,777       -       47,856        58,149         4,223      -      5,941        365
                                          ==========   =====    =========       =======        ======   ====     ======      =====

                                                              (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                                 NSATSmCo               NSATStrVal             NSATTotRtn            NBAMTGuard
                                         ---------------------       -----------------     -----------------       ---------------
                                           2001           2000       2001        2000       2001       2000         2001     2000
                                         ---------       -----       -----       -----     -------     -----       -----     -----

INVESTMENT ACTIVITY:
  Net investment income ...............  $    (488)        (12)        (16)          6        (334)        1         (20)      (16)
  Realized gain (loss) on investments .       (115)         (1)          -           -     (13,223)        -           2         1
  Change in unrealized gain (loss)
    on investments ....................       (850)       (305)        (34)       (330)      4,084        (8)       (432)      121
  Reinvested capital gains ............          -           -           -           -           -         -         334         -
                                         ---------       -----       -----       -----     -------     -----       -----     -----
    Net increase (decrease) in contract
       owners'equity resulting from
       operations .....................     (1,453)       (318)        (50)       (324)     (9,473)       (7)       (116)      106
                                         ---------       -----       -----       -----     -------     -----       -----     -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          -           -           1           2       5,714       495           4         1
  Transfers between funds .............     35,958       4,011           -       4,314      50,696         -       3,582     3,948
  Surrenders ..........................        (53)          -           -           -          (6)        -           -         -
                                         ---------       -----       -----       -----     -------     -----       -----     -----
       Net equity transactions ........     35,905       4,011           1       4,316      56,404       495       3,586     3,949
                                         ---------       -----       -----       -----     -------     -----       -----     -----

NET CHANGE IN CONTRACT OWNERS'EQUITY ..     34,452       3,693         (49)      3,992      46,931       488       3,470     4,055
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................     73,409           -       4,321           -      76,267         -       5,339         -
                                         ---------       -----       -----       -----     -------     -----       -----     -----
CONTRACT OWNERS'EQUITY END OF PERIOD ..  $ 107,861       3,693       4,272       3,992     123,198       488       8,809     4,055
                                         =========       =====       =====       =====     =======     =====       =====     =====


CHANGES IN UNITS:
  Beginning units .....................      5,183           -         377           -       7,311         -         461         -
                                         ---------       -----       -----       -----     -------     -----       -----     -----
  Units purchased .....................      2,591         262           -         377       6,622        44         293       339
  Units redeemed ......................          -           -           -           -      (1,021)        -           -         -
                                         ---------       -----       -----       -----     -------     -----       -----     -----
  Ending units ........................      7,774         262         377         377      12,912        44         754       339
                                         =========       =====       =====       =====     =======     =====       =====     =====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                                 NBAMTMCGr            NBAMTPart           OppAggGrVA              OppCapApVA
                                          --------------------      --------------    -------------------     -------------------
                                            2001          2000       2001    2000       2001        2000       2001         2000
                                          --------       -----      ------   -----    -------      ------     -------      ------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (541)         (9)        (55)      -        575         (81)        (96)        (56)
  Realized gain (loss) on investments .     (5,425)         (1)         (4)      -    (49,262)      3,094        (910)        521
  Change in unrealized gain (loss)
    on investments ....................     (5,078)        366        (775)      -    (35,721)     (2,674)    (25,749)        299
  Reinvested capital gains ............          -           -         623       -     26,736         398      16,773         361
                                          --------       -----      ------   -----    -------      ------     -------      ------
    Net increase (decrease) in contract
       owners'equity resulting from
       operations .....................    (11,044)        356        (211)      -    (57,672)        737      (9,982)      1,125
                                          --------       -----      ------   -----    -------      ------     -------      ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          -           -           -       -          -           -           -           -
  Transfers between funds .............     61,008       5,311       4,012       -     38,347      16,774      48,450      15,806
  Surrenders ..........................       (984)          -         (21)      -     (3,482)          -        (321)          -
                                          --------       -----      ------   -----    -------      ------     -------      ------
       Net equity transactions ........     60,024       5,311       3,991       -     34,865      16,774      48,129      15,806
                                          --------       -----      ------   -----    -------      ------     -------      ------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..     48,980       5,667       3,780       -    (22,807)     17,511      38,147      16,931
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................     41,972           -      13,696       -    154,165           -     138,880           -
                                          --------       -----      ------   -----    -------      ------     -------      ------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 90,952       5,667      17,476       -    131,358      17,511     177,027      16,931
                                          ========       =====      ======   =====    =======      ======     =======      ======


CHANGES IN UNITS:
  Beginning units .....................      3,100           -       1,265       -     12,131           -      10,980           -
                                          --------       -----      ------   -----    -------      ------     -------      ------
  Units purchased .....................      4,711         341         371       -      3,871       3,084       3,838       1,212
  Units redeemed ......................          -           -           -       -     (1,743)     (2,082)          -           -
                                          --------       -----      ------   -----    -------      ------     -------      ------
  Ending units ........................      7,811         341       1,636       -     14,259       1,002      14,818       1,212
                                          ========       =====      ======   =====    =======      ======     =======      ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                             OppGlSecVA           OppMGrInVA               NSATStrGro                StOpp2
                                          ----------------    -------------------      ------------------      ------------------
                                            2001     2000      2001         2000        2001        2000        2001        2000
                                          --------   -----    -------      ------      ------      ------      ------       -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    309       -       (246)        (31)       (288)       (169)       (466)         (8)
  Realized gain (loss) on investments .       (846)      -       (248)          -         (79)      2,642        (119)          -
  Change in unrealized gain (loss)
    on investments ....................    (17,114)      -    (13,087)        (49)     (5,794)     (5,106)     (2,100)          2
  Reinvested capital gains ............     11,349       -          -         159           -           -           -           -
                                          --------   -----    -------      ------      ------      ------      ------       -----
    Net increase (decrease) in contract
       owners'equity resulting from
       operations .....................     (6,302)      -    (13,581)         79      (6,161)     (2,633)     (2,685)         (6)
                                          --------   -----    -------      ------      ------      ------      ------       -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      4,071       -          -           -         209           -          87           4
  Transfers between funds .............     19,577       -     53,975      12,169      30,210      37,819      58,229       3,870
  Surrenders ..........................          -       -       (803)          -           -           -           -           -
                                          --------   -----    -------      ------      ------      ------      ------       -----
       Net equity transactions ........     23,648       -     53,172      12,169      30,419      37,819      58,316       3,874
                                          --------   -----    -------      ------      ------      ------      ------       -----

NET CHANGE IN CONTRACT OWNERS'EQUITY ..     17,346       -     39,591      12,248      24,258      35,186      55,631       3,868
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................     28,385       -    176,895           -      30,795           -      35,918           -
                                          --------   -----    -------      ------      ------      ------      ------       -----
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 45,731       -    216,486      12,248      55,053      35,186      91,549       3,868
                                          ========   =====    =======      ======      ======      ======      ======       =====


CHANGES IN UNITS:
  Beginning units .....................      2,985       -     17,667           -       2,594           -       3,679           -
                                          --------   -----    -------      ------      ------      ------      ------       -----
  Units purchased .....................      2,301       -      5,484       1,106       2,822       2,371       5,739         402
  Units redeemed ......................          -       -          -           -           -           -           -           -
                                          --------   -----    -------      ------      ------      ------      ------       -----
  Ending units ........................      5,286       -     23,151       1,106       5,416       2,371       9,418         402
                                          ========   =====    =======      ======      ======      ======      ======       =====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                            NSATGFocTU          MSUEmMkt        MSUUSRealE           VEWwEmgMkt
                                          ---------------     -------------    --------------      ---------------
                                           2001      2000     2001    2000      2001    2000       2001       2000
                                          -------   -----     -----   -----    ------   -----      ----      -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (15)      -       (22)      -      (144)      -        (7)        (4)
  Realized gain (loss) on investments .         -       -        (2)      -       149       -      (329)         -
  Change in unrealized gain (loss)
    on investments ....................      (407)      -       152       -     1,823       -       289        (13)
  Reinvested capital gains ............         -       -         -       -         -       -         -          -
                                          -------   -----     -----   -----    ------   -----       ---      -----
    Net increase (decrease) in contract
       owners'equity resulting from
       operations .....................      (422)      -       128       -     1,828       -       (47)       (17)
                                          -------   -----     -----   -----    ------   -----       ---      -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         -       -         -       -         -       -        35          -
  Transfers between funds .............     6,014       -         -       -    21,920       -         -      1,334
  Surrenders ..........................        (2)      -         -       -       (13)      -         -          -
                                          -------   -----     -----   -----    ------   -----       ---      -----
       Net equity transactions ........     6,012       -         -       -    21,907       -        35      1,334
                                          -------   -----     -----   -----    ------   -----       ---      -----

NET CHANGE IN CONTRACT OWNERS'EQUITY ..     5,590       -       128       -    23,735       -       (12)     1,317
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................         -       -     3,171       -     2,999       -       868          -
                                          -------   -----     -----   -----    ------   -----       ---      -----
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 5,590       -     3,299       -    26,734       -       856      1,317
                                          =======   =====     =====   =====    ======   =====       ===      =====


CHANGES IN UNITS:
  Beginning units .....................         -      -       255      -       242      -        97          -
                                          -------   -----     -----   -----    ------   -----       ---      -----
  Units purchased .....................     1,222      -         -      -     1,768      -         -         97
  Units redeemed ......................         -      -         -      -         -      -         -          -
                                          -------   -----     -----   -----    ------   -----       ---      -----
  Ending units ........................     1,222      -       255      -     2,010      -        97         97
                                          =======   =====     =====   =====    ======   =====       ===      =====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30,2001 AND 2000
(UNAUDITED)

                                             VEWwHrdAst
                                          ----------------
                                            2001     2000
                                          --------   -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    133       -
  Realized gain (loss) on investments .          9       -
  Change in unrealized gain (loss)
    on investments ....................     (1,541)      -
  Reinvested capital gains ............          -       -
                                          --------   -----
    Net increase (decrease) in contract
       owners'equity resulting from
       operations .....................     (1,399)      -
                                          --------   -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          3       -
  Transfers between funds .............          -       -
  Surrenders ..........................          -       -
                                          --------   -----
       Net equity transactions ........          3       -
                                          --------   -----

NET CHANGE IN CONTRACT OWNERS'EQUITY ..     (1,396)      -
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................     34,191       -
                                          --------   -----
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 32,795       -
                                          ========   =====


CHANGES IN UNITS:
  Beginning units .....................      3,018       -
                                          --------   -----
  Units purchased .....................          -       -
  Units redeemed ......................          -       -
                                          --------   -----
  Ending units ........................      3,018       -
                                          ========   =====



See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2001 AND 2000
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:


              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              Portfolios of the Credit Suisse Warburg Pincus Trust;
               *Credit Suisse Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPGloPVC)
               *Credit Suisse Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
                Credit Suisse Warburg Pincus Trust - Value Portfolio (WPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Fund of the Dreyfus Nationwide Separate Account Trust (NSAT);
                Dreyfus NSAT - Mid Cap Index Fund (NSATMidCap)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd)

              Funds of the Federated - Nationwide Separate Account Trust (NSAT)
                Federated NSAT - Equity Income Fund (NSATEqInc)
                Federated NSAT - High Income Bond Fund (NSATHiIncBd)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Service Class (FidVEqInS)
                Fidelity VIP - Growth Portfolio: Service Class (FidVGrS)
                Fidelity VIP - High Income Portfolio: Service Class (FidVHiInS)
                Fidelity VIP - Overseas Portfolio: Service Class (FidVOvSeS)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVGrOpS)

                                                                   (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
                    NOTES TO FINANCIAL STATEMENTS, Continued


              Funds of the Gartmore - Nationwide Separate Account Trust (NSAT);
                Gartmore NSAT - Emerging Markets Fund (NSATEmmMGM)
                Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
               *Gartmore NSAT - International Growth Fund (NSATIntGGM)

              Fund of the J.P. Morgan - Nationwide Separate Account Trust (NSAT);
                J.P. Morgan NSAT - Balanced Fund (NSATBal)

              Portfolios of the Janus Aspen Series;
                Janus Aspen - Capital Appreciation Portfolio - Service Class
                (JanACapApS) Janus Aspen - Global Technology Portfolio - Service Class
                (JanAGlTchsS) Janus Aspen - International Growth Portfolio - Service Class (JanAIntGrS)

              Fund of the MAS - Nationwide Separate Account Trust (NSAT); MAS
                NSAT - Multi Sector Bond Fund (NSATMSecBd)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
                Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
                Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
                Oppenheimer Global Securities Fund/VA (OppGlSecVA)
                Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)

              Fund of the Strong - Nationwide Separate Account Trust (NSAT);
                Strong NSAT - Mid Cap Growth Fund (NSATStrGro)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Fund of the Turner - Nationwide Separate Account Trust (NSAT);
                Turner NSAT - Growth Focus Fund (NSATGFocTU)

              Portfolios of the Universal Institutional Funds, Inc.;
                The Universal Institutional Funds Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
                  (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
               *The Universal Institutional Funds Inc. - Mid Cap Growth Portfolio (MSUMCapGr)
                The Universal Institutional Funds Inc. - U.S. Real Estate Securities Portfolio (MSUUSRealE)
                  (formerly Morgan Stanley - U.S. Real Estate Securities Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

         At June 30, 2001, contract owners have invested in all of the above funds except for those indicated with an asterisk(*). The contract owners' equity is affected by the investment result of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual fund is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 8% of purchase payments surrendered. After 5 years, such charge will decline 1% per year, to 0%, after the purchase payment has been held in the contract for 13 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 1.40%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the expense ratios and total return for the six-month period ended June 30, 2001.

     The following is a summary for 2001:

                                                                   Unit          Contract                      Total
                                                     Units      Fair Value    Owners' Equity    Expenses*    Return**
                                                     -----      ----------    --------------    ---------    --------

        American Century VP Income & Growth..........  8,998             9.546519   $ 85,900        1.36%         4.49%

        American Century VP International............ 12,972             9.519124    123,482        1.35%       -20.71%

        American Century VP Value....................    398            12.215184      4,862        1.40%         6.46%

        Credit Suisse Warburg Pincus Trust -
         Value Portfolio.............................    419            11.011629      4,614        1.40%         2.59%

        The Dreyfus Socially Responsible
         Growth Fund, Inc............................ 13,332             8.975775    119,665        1.38%       -14.72%

        Dreyfus Stock Index Fund..................... 29,737             9.464119    281,435        1.36%        -7.49%

        Dreyfus IP - European Equity Portfolio.......    774             9.796223      7,582        1.41%       -20.96%

        Dreyfus NSAT - Mid Cap Index Fund............  2,950            13.277585     39,169        1.39%        -0.05%

        Dreyfus VIF - Appreciation Portfolio.........  4,223            10.024921     42,335        1.35%        -6.91%

        Federated Quality Bond Fund II............... 10,656            11.175831    119,090        1.36%         2.97%

        Federated NSAT - Equity Income Fund..........    839             9.100235      7,635        1.41%        -9.39%

        Federated NSAT - High Income Bond Fund.......  1,489             9.413568     14,017        1.42%         1.51%

        Fidelity VIP - Equity-Income Portfolio.......  6,502            10.874664     70,707        1.36%        -1.68%

        Fidelity VIP - Growth Portfolio.............. 22,282             9.642219    214,848        1.38%       -10.30%

        Fidelity VIP - High Income Portfolio.........  1,699             7.291611     12,388        1.41%        -7.85%

        Fidelity VIP - Overseas Portfolio............  4,667             8.682796     40,523        1.44%       -12.10%

        Fidelity VIP II - Contrafund Portfolio.......  9,921             9.674476     95,980        1.40%       -10.63%

        Fidelity VIP III - Growth Opportunities
         Portfolio...................................  3,807             7.854381     29,902        1.39%        -9.42%

        Gartmore NSAT - Emerging Markets Fund........  1,004             8.794814      8,830        1.36%         1.29%

        Gartmore NSAT -
         Global Technology & Communications Fund.....  1,021             4.221006      4,310        1.42%       -29.62%

        J.P. Morgan NSAT - Balanced Fund.............  3,744             9.660095     36,167        1.37%        -2.34%

        Janus Aspen Series -
         Capital Appreciation Portfolio.............. 29,207             6.976076    203,750        1.35%       -14.20%

        Janus Aspen Series - Global Technology
         Portfolio................................... 24,129             4.778290    115,295        1.40%       -26.46%

        Janus Aspen Series -
         International Growth Portfolio.............. 13,849             6.850791     94,877        1.43%       -16.12%

        MAS NSAT - Multi Sector Bond Fund............  2,130            10.637438     22,658        1.42%         0.06%

        Nationwide SAT - Capital Appreciation
         Fund........................................  9,691             5.914793     57,320        1.37%       -21.88%

        Nationwide SAT - Global 50 Fund..............    863             8.379831      7,232        1.41%       -14.91%

        Nationwide SAT - Government Bond Fund........ 17,777            11.212547    199,325        1.40%         1.71%

        Nationwide SAT - Money Market Fund........... 47,856            10.718702    512,954        1.39%         1.60%

        Nationwide SAT - Small Cap Growth Fund.......  4,223            12.850870     54,269        1.43%        -5.72%

                                                                   Unit          Contract                      Total
                                                     Units      Fair Value    Owners' Equity    Expenses*    Return**
                                                     -----      ----------    --------------    ---------    --------


        Nationwide SAT - Small Cap Value Fund........  5,941            15.855124     94,195        1.37%        30.12%

        Nationwide SAT - Small Company Fund..........  7,774            13.874605    107,861        1.37%        -2.04%

        Nationwide SAT - Strategic Value Fund........    377            11.330376      4,272        1.39%        -1.16%

        Nationwide SAT - Total Return Fund........... 12,912             9.541323    123,198        1.38%        -8.54%

        Neuberger Berman AMT - Guardian Portfolio....    754            11.682804      8,809        1.38%         0.88%

        Neuberger Berman AMT -
        Mid-Cap Growth Portfolio.....................  7,811            11.644106     90,952        1.41%       -14.00%

        Neuberger Berman AMT - Partners Portfolio....  1,636            10.682229     17,476        1.41%        -1.33%

        Oppenheimer Aggressive Growth Fund/VA........ 14,259             9.212262    131,358        1.36%       -27.51%

        Oppenheimer Capital Appreciation Fund/VA..... 14,818            11.946786    177,027        1.43%        -5.55%

        Oppenheimer Global Securities Fund/VA........  5,286             8.651322     45,731        1.20%        -9.02%

        Oppenheimer Main Street
         Growth & Income Fund/VA..................... 23,151             9.351056    216,486        1.38%        -6.61%

        Strong NSAT - Mid Cap Growth Fund............  5,416            10.164793     55,053        1.33%       -14.38%

        Strong Opportunity Fund II, Inc..............  9,418             9.720654     91,549        1.18%        -0.66%

        Turner NSAT - Growth Focus Fund..............  1,222             4.574453      5,590        1.44%       -27.65%

        UIF, Inc. - Emerging Markets Debt Portfolio..    255            12.938213      3,299        1.36%         4.04%

        UIF, Inc. - U.S. Real Estate Portfolio.......  2,010            13.300394     26,734        1.40%         7.32%

        Van Eck WIT -
         Worldwide Emerging Markets Fund.............     97             8.824244        856        1.43%        -1.42%

        Van Eck WIT - Worldwide Hard Assets Fund.....  3,018            10.866366     32,795        1.42%        -4.08%
                                                       =====            ========= ----------
                                                                                  $3,864,362
                                                                                  ==========


     The following is a summary for 2000:


        American Century VP Income & Growth..........    384            10.858084   $  4,170        1.37%        -4.25%

        American Century VP International............   1059            13.661142     14,467        1.41%        -6.67%

        Credit Suisse Warburg Pincus Trust -
         Value Portfolio.............................    419             9.683049      4,057        1.40%        -3.12%

        The Dreyfus Socially Responsible
         Growth Fund, Inc............................  1,387            12.217306     16,945        1.40%         1.83%

        Dreyfus Stock Index Fund.....................  1,666            11.293696     18,815        1.41%        -1.24%

        Fidelity VIP - Equity-Income Portfolio.......     48            10.000152        480        1.38%        -3.44%

        Fidelity VIP - Growth Portfolio..............  3,697            12.788473     47,279        1.43%         4.33%

        Fidelity VIP - High Income Portfolio.........    447             9.787168      4,375        1.37%        -5.61%

        Fidelity VIP - Overseas Portfolio............    325            11.683816      3,797        1.42%        -5.70%

        Fidelity VIP II - Contrafund Portfolio.......  1,152            11.528099     13,280        1.39%        -2.04%

        Fidelity VIP III - Growth Opportunities
         Portfolio...................................    312            10.152577      3,168        1.42%        -4.37%

        J.P. Morgan NSAT - Balanced Fund.............    424            10.264621      4,352        1.38%         1.97%

        Janus Aspen Series -
         Capital Appreciation Portfolio..............  2,302             9.620409     22,146        1.38%        -3.80% 01/27/00

        Janus Aspen Series - Global Technology
         Portfolio...................................     54             9.752095        527        1.37%        -2.48% 01/27/00



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

                                                                   Unit          Contract                      Total
                                                     Units      Fair Value    Owners' Equity    Expenses*    Return**
                                                     -----      ----------    --------------    ---------    --------

        Janus Aspen Series -
         International Growth Portfolio...........       253            10.079107      2,550        1.41%         0.79% 01/27/00

        Nationwide SAT - Capital Appreciation Fund      106             10.456340      1,108        1.36%         0.05%

        Nationwide SAT - Global 50 Fund...........       140            11.240008      1,574        1.43%        -1.33%

        Nationwide SAT - Money Market Fund........    58,149            10.302795    599,097        1.39%         2.10%

        Nationwide SAT - Small Cap Value Fund.....       365            12.249841      4,471        1.39%        10.23%

        Nationwide SAT - Small Company Fund.......       262            14.096176      3,693        1.40%         6.87%

        Nationwide SAT - Strategic Value Fund.....       377            10.589683      3,992        1.35%        -1.97%

        Nationwide SAT - Total Return Fund........        44            11.093680        488        1.40%         2.64%

        Neuberger Berman AMT - Guardian Portfolio.       339            11.963020      4,055        1.39%         3.01%

        Neuberger Berman AMT -
         Mid-Cap Growth Portfolio.................       341            16.619046      5,667        1.36%        12.01%

        Oppenheimer Aggressive Growth Fund/VA.....     1,002            17.476451     17,511        1.43%        20.36%

        Oppenheimer Capital Appreciation Fund/VA..     1,212            13.969453     16,931        1.39%         8.65%

        Oppenheimer Main Street
         Growth & Income Fund/VA..................     1,106            11.074463     12,248        1.42%        -0.51%

        Strong NSAT - Mid Cap Growth Fund.........     2,371            14.839965     35,186        1.41%         4.30%

        Strong Opportunity Fund II, Inc...........       402             9.621242      3,868        1.40%        -3.79% 05/01/00

        Van Eck WIT -
         Worldwide Emerging Markets Fund..........        97            13.581684      1,317        1.37%       -13.03%
                                                     =======          ===========   --------
                                                                                   $ 871,614
                                                                                    ========





  *This represents annualized expenses as a percentage of the monthly average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 **This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

[THIS PAGE LEFT BLANK INTENTIONALLY]#NATIONWIDE LIFE INSURANCE COMPANY

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